TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Schedule of Transactions With Related Parties
	Year ended December 31,
	2015	2016	2017
	In USD thousands
Benefits to related parties:
Compensation and benefits to senior management, including benefit component of equity instrument grants	1,843	1,912	2,183
Number of individuals to which this benefit related	5	6	6
Compensation and benefits to directors, including benefit component of equity instrument grants	233	316	356
Number of individuals to which this benefit related	7	7	7

Schedule of Key Management Compensation
Key management includes directors (executive and non-executive) and executive officers. The compensation paid or payable to key management for services during each of the years indicated is presented below.

	Year ended December 31,
	2015	2016	2017
	In USD thousands
Salaries and other short-term employee benefits	1,412	1,609	1,808
Post-employment benefits	120	129	136
Other long-term benefits	27	30	34
Share-based compensation	517	460	561
	2,076	2,228	2,539